RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended	24 Months Ended
	Feb. 29, 2016 USD ($) vessel	Jul. 31, 2015 USD ($) $ / d Rate	Jun. 30, 2015 USD ($) Rate shares	Jan. 31, 2012	Dec. 31, 2011 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) vessel vessels Rate	Jun. 30, 2015 USD ($) Rate	Dec. 31, 2015 USD ($) vessel vessels	Dec. 31, 2014 Rate	Mar. 31, 2016 vessel
Amounts due from and to related parties [Abstract]
Due from related parties							$ 18,663,000		$ 45,659,000
Loans to related parties							336,997,000		387,712,000
Loans to related parties - others, long-term							9,955,000		0
Due to related parties							1,104,000		416,000
Notes Compensation Received on Termination of Charters, Face Value	$ 14,600,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income							12,208,000	$ 19,504,000	34,193,000
Finance lease service revenue							22,932,000	20,001,000	46,460,000
Profit sharing revenues							$ 38,937,000	21,009,000	$ 59,607,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessels							15		16
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			55.0
Investment Income, Dividend							$ 8,250,000	0	$ 0
Management fees paid, vessels							34,224,000	21,223,000	56,939,000
Administrative expenses - related parties							730,000	542,000	1,032,000
Related party loans [Abstract]
Gain on redemption of loan notes from related parties							0	0	28,904,000
Frontline Charterers and Deep Sea [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases							474,500,000		511,400,000
Combined balance of net investments in direct financing leases, short-term maturities							31,600,000		37,100,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							13,649,000		18,052,000
Due to related parties							$ 229,000		$ 229,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel							14		14
Daily time charter rate for VLCCs payable to Frontline		20,000
Daily time charter rate for Suezmax tankers payable to Frontline | $ / d		15,000
Increase Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths) | Rate		50.00%								25.00%
Profit sharing percent of earnings from Frontline from July 1 2015 onwards | Rate							50.00%
Agreed Temporary Reduction in Daily Time Charter Rates					$ 6,500
Agreed Temporary Reduction in Daily Time Charter Rates, Period				4 years
Maximum Daily Amount to Which Temporary Earnings Related Payment Applies					$ 6,500
Management fees paid, vessels							$ 23,600,000	20,800,000	$ 48,000,000
Management fees paid, supervision of newbuildings							0	100,000	100,000
Administrative expenses - related parties							400,000	500,000	$ 900,000
Related party loans [Abstract]
Number Of Vessels Sold | vessel									5
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							1,674,000		$ 2,816,000
Loans to related parties - others, long-term							$ 9,955,000		0
United Freight Carriers Inc [Member]
Related Party Transaction [Line Items]
Joint Venture, Ownership Percentage | Rate							50.00%
Amounts due from and to related parties [Abstract]
Due from related parties							$ 463,000		1,639,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues							$ 300,000	1,100,000	$ 2,500,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel							3		6		6
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party							50.00%
Frontline Charterers, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income							$ 34,900,000	11,400,000	$ 42,900,000
Direct financing lease interest income							12,200,000	19,500,000	34,200,000
Finance lease service revenue							22,900,000	20,000,000	46,500,000
Direct financing lease repayments							16,300,000	18,500,000	35,900,000
Profit sharing revenues							38,900,000	21,000,000	59,600,000
Related party leasing and service contracts [Abstract]
Vessels and equipment, net							412,400,000		499,600,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties							$ 0		23,152,000
Deep Sea [Member]
Related Party Transaction [Line Items]
Term of loan notes	6 years
Joint Venture, Ownership Percentage | Rate							50.00%
Amounts due from and to related parties [Abstract]
Due from related parties							$ 2,877,000		$ 0
Receivable, Interest Rate, Stated Percentage	7.25%
Compensation Received on Termination of Charters, Notes Receivable	$ 11,600,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel	1						1		1
Number of vessels leased to related parties classified as operating leases | vessel							4		4
Frontline reverse stock split [Member]
Related party leasing and service contracts [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			11.0
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							$ 542,000		$ 143,000
Frontline Shipping and Frontline Shipping II [Member]
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues							0	19,900,000	19,900,000
Related party leasing and service contracts [Abstract]
Profit share income from July 1 2015 onwards						$ 37,300,000	38,700,000	0
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party				100.00%
Arcadia [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities							0	100,000	100,000
Frontline Management AS [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities							200,000	200,000	400,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							197,000		0
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues							$ 0	0	$ 0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel							8		8
Related Party Transactions Profit Share Of Earnings On Lease Vessels Received From Related Party | Rate							33.00%
Management fees paid, vessels							$ 10,200,000	0	$ 8,200,000
Operating Management Fees							400,000	400,000	800,000
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							110,000		0
Related party leasing and service contracts [Abstract]
Administrative expenses - related parties							200,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties							26,000		44,000
Frontline Corporate Services [Member]
Related party leasing and service contracts [Abstract]
Administrative expenses - related parties							200,000	0	0
Deep Sea [Member]
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties			$ 0				$ 400,000	$ 0	0
Frontline Ltd [Member]
Related party leasing and service contracts [Abstract]
Equity Method Investment, Ownership Percentage | Rate			27.73%				7.03%	27.73%
Investment in Shares, Ownership Percentage | Rate							7.00%
Related party loans [Abstract]
Accrued interest on loan notes receivable with related parties			$ 6,300,000				$ 0	$ 6,300,000	13,400,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties							123,275,000		137,437,000
Related party loans [Abstract]
Loans advanced to related parties							145,000,000
Accrued interest on loan notes receivable with related parties			3,300,000				3,300,000	3,300,000	6,500,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties							90,460,000		125,275,000
Related party loans [Abstract]
Loans advanced to related parties							145,000,000
Accrued interest on loan notes receivable with related parties			3,300,000				3,300,000	3,300,000	6,500,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties							123,262,000		125,000,000
Related party loans [Abstract]
Loans advanced to related parties							125,000,000
Accrued interest on loan notes receivable with related parties			$ 2,800,000				$ 2,800,000	$ 2,800,000	$ 5,600,000
Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Related party leasing and service contracts [Abstract]
Related Party Transactions Daily Vessel Management Fee | $ / d		9,000